Financial risk management objectives and policies - Analysis of Financial Instruments Measured at Fair Value (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contingent consideration liabilities
Beginning balance	£ (19,385)
Ending balance	(18,672)	£ (19,385)
At Fair Value | Contingent consideration liabilities | Level 3
Contingent consideration liabilities
Beginning balance	(199)	(160)
Gains/(losses) recognised in the income statement	1	51
Gains recognised in other comprehensive income		0
Exchange adjustments	(1)	(2)
Additions	(33)	(150)
Disposals		0
Settlements	97	58
Ending balance	(133)	(199)
At Fair Value | Other investments | Other investments | Level 3
Other investments
Beginning balance	325	359
Gains/(losses) recognised in the income statement	(29)	(27)
Gains recognised in other comprehensive income		1
Exchange adjustments	(2)	0
Additions	24	3
Disposals		(11)
Settlements	0	0
Ending balance	£ 322	£ 325